Account Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Receivables
Schedule of accounts receivable [Table Text Block]

Accounts receivable trade are comprised of the following:
	December 31,
	2011	2012
Trade receivables	$5,550	$5,247
Other receivables	0	31,800
Total	$5,550	$37,047